Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Intelsat Luxembourg [Member] Before Rate Change [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] After Rate Change [Member]	Aug. 20, 2004 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Aug. 20, 2004 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Income Tax [Line Items]
Enacted tax rate					28.59%	28.80%
Deferred tax asset attributable to net operating loss carryforwards			$ 626,507,000	$ 337,727,000
Alternative minimum tax credit carryforwards			16,345,000	16,345,000
Net operating loss carryforwards with expiration			111,900,000
Net operating loss carryforward expiry Date								2017		2031
Net operating loss carryforwards without expiration			514,600,000
Capital loss carryforward			22,680,000	19,741,000
Valuation allowance amount			1,204,522,000	1,050,732,000
Gross unrecognized tax benefits		68,600,000	64,767,000
Unrecognized Tax Benefits		49,600,000	46,600,000
Reserves for interest and penalties		10,900,000	8,600,000	5,700,000
Business combination, valuation allowance available to reduce income tax expense	26,400,000
Tax Indemnification Receivable Percentage							80.00%	80.00%	100.00%	100.00%
Other taxes		75,000,000	75,000,000
Recapitalization capped outstanding		15,000,000	15,000,000
Recapitalization capped paid		4,000,000	4,000,000
Tax indemnification receivable		2,300,000	2,300,000	2,300,000
Unrecognized tax benefits related to prior period tax positions		900,000	5,064,000	6,264,000
Unrecognized tax benefits related to current tax positions		$ 2,900,000	$ 3,665,000	$ 5,283,000